SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of depreciation expense using the straight-line method over the estimated useful lives of the assets	Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 -50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Schedule of estimated useful lives for the intangible assets	The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 y ears

Schedule of cumulative effect of the changes made to the company consolidated balance sheet.
The cumulative effect of the changes made to the Company’s consolidated balance sheet as of July 1, 2019 for the adoption of ASU 2016-02 is as follows:

	Balance as of June 30, 2019	Adjustments due to the adoption of ASU 2016-02	Balance as of July 1, 2019
Assets:
Prepaid expenses	644	(363)	281
Operating lease ROU assets	—	5,903	5,903
Prep aid land leases	16,599	—	16,599
Liabilities:
Operating lease liabilities (current)	—	(1,862)	(1,862)
Operating lease liabilities (non-current)	—	(3,678)	(3,678)

The impact of adopting ASU 2016-02 on the Company’s unaudited consolidated balance sheet as of December 31, 2019 are as follows:

	As reported	Legacy GAAP	Effect of the adoption of ASU 2016-02 Higher/(lower)
Assets:
Prepaid expenses	510	916	(406)
Operating lease ROU assets	5,259	—	5,259
Prepaid land leases	16,224	16,224	—
Liabilities:
Operating lease liabilities (current)	(1,673)	—	(1,673)
Operating lease liabilities (non-current)	(3,180)	—	(3,180)